Leases - Summary of Supplemental cash flow information related to leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$ 1,742	$ 1,692	$ 1,642
Weighted-average remaining lease term in years	5 years 10 months 24 days	1 year 10 months 24 days	2 years 10 months 24 days
Weighted-average discount rate	7.63%	5.99%	5.99%